BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of assets acquired and liabilities assumed as of the acquisition date
	Fair Value	Amortization period
Cash and Cash Equivalents	3,803
Trade accounts receivable, net	2,243
Inventories	8,297
Other current assets	380
Property, plant and equipment, net	6,212
Technology	14,540	5 years
Customer Relationships	2,554	7 years
Goodwill	34,414
Total assets acquired	72,443

Deferred Tax Liability	(6,076)
Other liabilities assumed	(6,209)
Total liabilities assumed	(12,285)

Net assets acquired	60,158